Commitments and Contingencies (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Jul. 31, 2026 USD ($)	Jul. 31, 2026 JPY (¥)	Jul. 31, 2026 TWD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 JPY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2026 JPY (¥)	Jul. 31, 2026 TWD ($)	Jul. 31, 2026 CNY (¥)	Mar. 31, 2026 CNY (¥)
Commitments and Contingencies [Line Items]
Labor tribunal claim			$ 19,000	¥ 3,000,000
Employment claims			377,000						¥ 60,000,000
Tribunal proposed a settlement			8,000	1,200,000
Claim for damages			188,000	¥ 30,000,000
Interest payable	$ 316,000											¥ 2,133,856
Principal amount	400,000											¥ 2,700,000
Received enforcement proceedings	$ 31,000	¥ 218,103
Shareholder loans			227,000
Accrued taiwan business tax			496,607						¥ 79,000,000
General and administrative expenses			11,693,359			$ 8,479,853		$ 5,177,570
Additional developer advances			4,800,000
Unconditional obligation			600,000
Contingent gain on recovery of previously impaired assets			238,561			4,709,029
Total qualified sales			3,311,508		$ 106,862,351
Business tax assessed			$ 165,575							$ 5,343,117
Minimum [Member]
Commitments and Contingencies [Line Items]
Percentag of late-payment surcharge			1.00%	1.00%	1.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Percentag of late-payment surcharge			10.00%	10.00%	10.00%
WFOE [Member]
Commitments and Contingencies [Line Items]
Unfunded registered capital and related commitments			$ 74,000								¥ 500,000
CTW Shanghai [Member]
Commitments and Contingencies [Line Items]
Unfunded registered capital and related commitments			5,000								30,000
Contingent gain on recovery of previously impaired assets | ¥				¥ 37,154,940
Cangyuan [Member]
Commitments and Contingencies [Line Items]
Unfunded registered capital and related commitments			148,000								¥ 1,000,000
CTW Japan [Member]
Commitments and Contingencies [Line Items]
General and administrative expenses			$ 507,491
Received approved claim						$ 4,700,000	¥ 700,000,000